Commitments and Contingencies - Weighted-average (Details)	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Weighted-average remaining lease term for operating leases	1 year 9 months 29 days
Weighted-average incremental borrowing rate	5.33%